Expenses by nature (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	$ 1,408,579	$ 1,325,998
Impairment (reversal) expense of property, plant, and equipment, vehicles under operating leases, and intangible assets, net	(1,154)	723,524
Professional services and consultant costs	90,967	127,040
Advertising, selling, and promotion costs	134,033	120,329
Employee benefit costs	129,208	112,118
Warranties and costs associated with settling contract liabilities	63,891	56,702
Depreciation and amortization expense	12,137	32,333
Sales agent costs	61,672	51,999
Maintenance and insurance service costs	7,913	9,861
Other costs	13,895	28,370
Total	1,921,141	2,588,274
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	1,408,579	1,325,998
Impairment (reversal) expense of property, plant, and equipment, vehicles under operating leases, and intangible assets, net	(1,154)	723,524
Professional services and consultant costs	0	0
Advertising, selling, and promotion costs	0	0
Employee benefit costs	1,859	3,847
Warranties and costs associated with settling contract liabilities	62,872	55,649
Depreciation and amortization expense	2,431	13,755
Sales agent costs	0	0
Maintenance and insurance service costs	0	0
Other costs	314	2,956
Total	1,474,901	2,125,729
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	0	0
Impairment (reversal) expense of property, plant, and equipment, vehicles under operating leases, and intangible assets, net	0	0
Professional services and consultant costs	80,562	109,821
Advertising, selling, and promotion costs	134,033	120,329
Employee benefit costs	121,070	105,431
Warranties and costs associated with settling contract liabilities	1,019	1,053
Depreciation and amortization expense	9,234	12,823
Sales agent costs	61,672	51,999
Maintenance and insurance service costs	7,913	9,861
Other costs	15,405	19,966
Total	430,908	431,283
Research and development expense
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	0	0
Impairment (reversal) expense of property, plant, and equipment, vehicles under operating leases, and intangible assets, net	0	0
Professional services and consultant costs	10,405	17,219
Advertising, selling, and promotion costs	0	0
Employee benefit costs	6,279	2,840
Warranties and costs associated with settling contract liabilities	0	0
Depreciation and amortization expense	472	5,755
Sales agent costs	0	0
Maintenance and insurance service costs	0	0
Other costs	(1,824)	5,448
Total	$ 15,332	$ 31,262